Consolidated statements of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income
Profit for the year	£ 2,390	£ 1,921	£ 2,579
Exchange movements on foreign operations and net investment hedges:
Exchange movements arising during the year	(404)	1,148	68
Related tax	(5)	13	4
Exchange movements on foreign operations and net investment hedges	(470)	1,161	118
Net unrealised valuation movements on securities of US insurance operations classified as available-for-sale:
Net unrealised holding gains (losses) arising during the year	591	241	(1,256)
Net gains (losses) included in the income statement on disposal and impairment	26	(269)	(49)
Total	617	(28)	(1,305)
Related change in amortisation of deferred acquisition costs	(76)	76	337
Related tax	(55)	(17)	339
Net unrealised valuation movements on securities of US insurance operations classified as available-for-sale	486	31	(629)
Total	16	1,192	(511)
Shareholders' share of actuarial gains and losses on defined benefit pension schemes:
Gross	104	(107)	27
Related tax	(15)	14	(5)
Shareholders' share of actuarial gains and losses on defined benefit pension schemes	89	(93)	22
Total other comprehensive income (loss)	105	1,099	(489)
Total comprehensive income for the year	2,495	3,020	2,090
Attributable to:
Equity holders of the Company	2,494	3,020	2,090
Non-controlling interests	1
Total comprehensive income for the year	2,495	£ 3,020	2,090
PCA Life Insurance Company Ltd. - Korea
Exchange movements on foreign operations and net investment hedges:
Cumulative exchange (gain) loss of sold business recycled through profit or loss	£ (61)
PCA Life Insurance Company Ltd. - Japan
Exchange movements on foreign operations and net investment hedges:
Cumulative exchange (gain) loss of sold business recycled through profit or loss			£ 46